----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: September 30, 2007

                                                    Estimated average burden
                                                    hours per response: 19.4
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21531
                                  ----------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1800 Bayberry Court, Suite 103        Richmond, Virginia             23226
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     ---------------------------

Date of fiscal year end:        June 30, 2007
                          ---------------------------------------------

Date of reporting period:       December 31, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                  ---------------------------------------------
                               TFS Small Cap Fund
                             TFS Market Neutral Fund
                  ---------------------------------------------
                              each a series of the
                          TFS Capital Investment Trust
                  ---------------------------------------------



                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2006
                                   (UNAUDITED)



                               [LOGO]TFS
                                     Capital(R)



            For more information or assistance in opening an account,
                      please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS
================================================================================
January 1, 2007

Dear Fellow Shareholders,

Enclosed please find a copy of the semi-annual report for the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the period ended December 31, 2006.

The calendar year of 2006 was exciting for the TFS Market Neutral Fund. Its 24.19% return for the one-year period ended December 31, 2006 placed it #1 out of 86 funds in its Morningstar category, Long-Short.* This return was 6.82 percentage points higher than the next fund in the group, 8.40 percentage points above the S&P 500 Index and 17.09 percentage points higher than the Long-Short category average. Given the strength and sophistication of the management teams in the Long-Short space, we are very pleased to have risen to the top of this group. Although we have generated high average annual returns since inception, investors should be aware that these returns are abnormally good and better than what should be expected from the TFS Market Neutral Fund given its hedged structure.

The TFS Small Cap Fund also performed well in 2006. Since its inception on March 7, 2006, it outperformed the Russell 2000(R) Index by 4.30 percentage points while maintaining a lower beta, or market exposure, than this index.

For additional information, please visit our website at www.TFSCapital.com.

Best regards,

Larry S. Eiben
Chief Operating Officer
TFS Capital LLC



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VISIT WWW.TFSCAPITAL.COM OR CALL
1.888.837.4446 FOR THE MOST RECENT MONTH-END PERFORMANCE OR TO OBTAIN A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY AND CONSIDER EACH FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE FUNDS MAY NOT BE SUITABLE FOR ALL INVESTORS.

* Information provided by Morningstar, Inc. for the twelve month period ended 12/31/06. Return calculations represent the total return. The information provided should not be considered a rating by Morningstar. Morningstar only rates funds with at least 3 years of operations and TFSMX has not completed 3 years of operations. The Funds are distributed by Ultimus Fund Distributors, LLC.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*

                               [BAR CHART OMITTED]

                                  TFS Market Neutral Fund     S&P 500 Index
                                  -----------------------     -------------
Consumer Discretionary                    -6.6%                  10.6%
Consumer Staples                           0.0%                   9.3%
Energy                                     4.3%                  10.0%
Financials                                -1.2%                  22.3%
Health Care                               -4.8%                  12.0%
Industrials                                9.7%                  10.8%
Information Technology                     6.2%                  15.1%
Materials                                  1.0%                   3.0%
Telecommunication Services                 3.3%                   3.5%
Utilities                                  0.5%                   3.4%
Closed-End Funds                          18.3%                   0.0%

* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

TOP 10 LONG POSITIONS                                        TOP 10 SHORT POSITIONS
------------------------------------------------------       -------------------------------------------------------
SECURITY DESCRIPTION                   % OF NET ASSETS       SECURITY DESCRIPTION                   % OF NET ASSETS
------------------------------------------------------       ------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred                       New River Pharmaceuticals, Inc.             -0.94%
  Securities Income Fund, Inc.              1.28%            Pharmanet Development Group, Inc.           -0.94%
Tri-Continental Corp.                       1.27%            Overstock.com, Inc.                         -0.87%
Benihana, Inc.                              1.19%            Kellwood Co.                                -0.80%
Cohen & Steers Select Utility Fund, Inc.    1.16%            United Natural Foods, Inc.                  -0.79%
Layne Christensen Co.                       1.13%            La-Z-Boy, Inc.                              -0.79%
Ansoft Corp.                                1.11%            Winnebago Industries, Inc.                  -0.79%
DynCorp International, Inc.                 1.10%            Blue Nile, Inc.                             -0.78%
Movado Group, Inc.                          1.09%            Fleetwood Enterprises, Inc.                 -0.78%
Vocus, Inc.                                 1.09%            Bon-Ton Stores, Inc.                        -0.76%
National Beverage Corp.                     1.06%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                               TFS SMALL CAP FUND
                       SECTOR ALLOCATION (% OF NET ASSETS)

                               [BAR CHART OMITTED]

                                     TFS SMALL CAP FUND
                                     ------------------
Consumer Discretionary                      15.7%
Consumer Staples                             3.6%
Energy                                       6.9%
Financials                                  15.9%
Health Care                                  7.6%
Industrials                                 20.1%
Information Technology                      14.6%
Materials                                    7.7%
Telecommunications Services                  5.9%
Utilities                                    1.6%
Other                                        0.4%


TOP 10 POSITIONS
------------------------------------------------------
SECURITY DESCRIPTION                   % OF NET ASSETS
------------------------------------------------------
Mission West Properties, Inc.               1.47%
Talbots, Inc. (The)                         1.43%
Viad Corp.                                  1.43%
Gardner Denver, Inc.                        1.39%
Sun Healthcare Group, Inc.                  1.39%
Infrasource Services, Inc.                  1.39%
Sturm, Ruger & Co., Inc.                    1.37%
Dynavax Technologies Corp.                  1.35%
Ameristar Casinos, Inc.                     1.35%
Golden Telecom, Inc.                        1.34%

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (UNAUDITED)
==============================================================================================

                                                                      TFS             TFS
                                                                    MARKET           SMALL
                                                                 NEUTRAL FUND       CAP FUND
                                                                -------------    -------------
ASSETS
Investments in securities:
   At acquisition cost ......................................   $  59,158,005    $   4,286,422
                                                                =============    =============
   At value (Note 2) ........................................   $  61,998,546    $   4,529,087
Deposits with brokers for securities sold short (Note 2) ....      33,580,390               --
Dividends and interest receivable ...........................         154,393            5,918
Receivable for investment securities sold ...................      10,686,493          356,241
Receivable for capital shares sold ..........................       3,287,314               --
Receivable from Adviser (Note 4) ............................              --           11,539
Other assets ................................................          31,850           17,812
                                                                -------------    -------------
   TOTAL ASSETS .............................................     109,738,986        4,920,597
                                                                -------------    -------------

LIABILITIES
Bank overdraft ..............................................              --          129,064
Distributions payable .......................................          58,498               18
Securities sold short, at value (Note 2)
   (proceeds $36,667,080) ...................................      36,962,270               --
Payable for investment securities purchased .................      14,343,079          233,325
Payable for capital shares redeemed .........................           8,120                2
Dividends payable on securities sold short (Note 2) .........          17,367               --
Payable to Adviser (Note 4) .................................          73,982               --
Payable to Affiliate (Note 4) ...............................          10,474            6,000
Other accrued expenses ......................................          12,775            3,500
                                                                -------------    -------------
   TOTAL LIABILITIES ........................................      51,486,565          371,909
                                                                -------------    -------------

NET ASSETS ..................................................   $  58,252,421    $   4,548,688
                                                                =============    =============

NET ASSETS CONSIST OF:
Paid-in capital .............................................   $  52,939,759    $   4,054,916
Accumulated undistributed net investment income (loss) ......          18,482           (4,684)
Accumulated net realized gains from security transactions ...       2,748,829          255,791
Net unrealized appreciation (depreciation) on:
   Investments ..............................................       2,840,541          242,665
   Short positions ..........................................        (295,190)              --
                                                                -------------    -------------
NET ASSETS ..................................................   $  58,252,421    $   4,548,688
                                                                =============    =============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ...............       4,356,831          396,417
                                                                =============    =============

Net asset value, redemption price and
   offering price per share (a) (Note 2) ....................   $       13.37    $       11.47
                                                                =============    =============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)
==============================================================================================

                                                                        TFS            TFS
                                                                      MARKET          SMALL
                                                                   NEUTRAL FUND     CAP FUND
                                                                    -----------    -----------
INVESTMENT INCOME
   Dividends ....................................................   $   593,452    $    31,805
                                                                    -----------    -----------

EXPENSES
   Investment advisory fees (Note 4) ............................       401,842         26,064
   Dividend expense .............................................       128,479             --
   Administration fees (Note 4) .................................        26,812         12,000
   Accounting services fees (Note 4) ............................        16,794         15,170
   Custodian fees ...............................................        23,287          8,498
   Professional fees ............................................        15,315          7,122
   Registration fees ............................................        13,117          6,637
   Transfer agent fees (Note 4) .................................         9,174          9,000
   Insurance expense ............................................         4,905          4,905
   Compliance service fees (Note 4) .............................         4,500          4,500
   Printing of shareholder reports ..............................         6,603          1,673
   Pricing fees .................................................         5,785          1,753
   Trustees' fees and expenses ..................................         3,000          3,000
   Postage and supplies .........................................         3,554          1,484
   Other expenses ...............................................         2,600          2,567
                                                                    -----------    -----------
        TOTAL EXPENSES ..........................................       665,767        104,373
   Fees waived and expenses reimbursed (Note 4) .................       (90,797)       (67,884)
                                                                    -----------    -----------
        NET EXPENSES ............................................       574,970         36,489
                                                                    -----------    -----------

NET INVESTMENT INCOME (LOSS) ....................................        18,482         (4,684)
                                                                    -----------    -----------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
   Net realized gains (losses) from security transactions of:
        Investments .............................................     3,341,318        255,788
        Short positions .........................................      (388,811)            --
   Net change in unrealized appreciation (depreciation) on:
        Investments .............................................     1,905,848        182,319
        Short positions .........................................    (1,124,640)            --
                                                                    -----------    -----------

NET REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS .........................................     3,733,715        438,107
                                                                    -----------    -----------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ..............................................   $ 3,752,197    $   433,423
                                                                    ===========    ===========

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================

                                                                    SIX MONTHS
                                                                       ENDED            YEAR
                                                                    DECEMBER 31,        ENDED
                                                                        2006          JUNE 30,
                                                                    (UNAUDITED)         2006
                                                                    ------------    ------------
FROM OPERATIONS
   Net investment income (loss) .................................   $     18,482    $    (80,529)
   Net realized gains (losses) from security transactions of:
        Investments .............................................      3,341,318       1,584,702
        Short positions .........................................       (388,811)       (740,438)
   Net change in unrealized appreciation (depreciation) on:
        Investments .............................................      1,905,848         445,432
        Short positions .........................................     (1,124,640)      1,046,248
                                                                    ------------    ------------
Net increase in net assets from operations ......................      3,752,197       2,255,415
                                                                    ------------    ------------

FROM DISTRIBUTIONS
   Distributions from net realized gains
     from security transactions .................................       (877,699)         (5,568)
                                                                    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ....................................     35,592,097      20,451,758
   Net asset value of shares issued in reinvesment of
     distributions to shareholders ..............................        819,201           5,398
   Proceeds from redemption fees collected (Note 2)  ............         31,446           3,471
   Payments for shares redeemed .................................     (3,542,555)     (8,333,455)
                                                                    ------------    ------------
Net increase in net assets from capital share transactions ......     32,900,189      12,127,172
                                                                    ------------    ------------

TOTAL INCREASE IN NET ASSETS ....................................     35,774,687      14,377,019

NET ASSETS
   Beginning of period ..........................................     22,477,734       8,100,715
                                                                    ------------    ------------
   End of period ................................................   $ 58,252,421    $ 22,477,734
                                                                    ============    ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ........................................   $     18,482    $         --
                                                                    ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold ..................................................      2,772,828       1,753,977
   Shares issued in reinvestment of
     distributions to shareholders ..............................         61,272             494
   Shares redeemed ..............................................       (284,211)       (728,425)
                                                                    ------------    ------------
     Net increase in shares outstanding .........................      2,549,889       1,026,046
   Shares outstanding, beginning of period ......................      1,806,942         780,896
                                                                    ------------    ------------
   Shares outstanding, end of period ............................      4,356,831       1,806,942
                                                                    ============    ============

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                                 SIX MONTHS
                                                                    ENDED          PERIOD
                                                                 DECEMBER 31,      ENDED
                                                                    2006          JUNE 30,
                                                                 (UNAUDITED)       2006(a)
                                                                 -----------    -----------
FROM OPERATIONS
   Net investment loss .......................................   $    (4,684)   $    (4,256)
   Net realized gains from security transactions .............       255,788          5,527
   Net change in unrealized appreciation on investments ......       182,319         60,346
                                                                 -----------    -----------
Net increase in net assets from operations ...................       433,423         61,617
                                                                 -----------    -----------

FROM DISTRIBUTIONS
   Distributions from net realized
     gains from security transactions ........................        (1,268)            --
                                                                 -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .................................       218,030      3,870,079
   Net asset value of shares issued in reinvesment of
     distributions to shareholders ...........................         1,250             --
   Proceeds from redemption fees collected (Note 2)  .........           599             --
   Payments for shares redeemed ..............................       (35,042)            --
                                                                 -----------    -----------
Net increase in net assets from capital share transactions ...       184,837      3,870,079
                                                                 -----------    -----------

TOTAL INCREASE IN NET ASSETS .................................       616,992      3,931,696

NET ASSETS
   Beginning of period .......................................     3,931,696             --
                                                                 -----------    -----------
   End of period .............................................   $ 4,548,688    $ 3,931,696
                                                                 ===========    ===========

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT LOSS .......................................   $    (4,684)   $        --
                                                                 ===========    ===========

CAPITAL SHARE ACTIVITY
   Shares sold ...............................................        21,440        378,339
   Shares issued in reinvestment of
     distributions to shareholders ...........................           108             --
   Shares redeemed ...........................................        (3,470)            --
                                                                 -----------    -----------
     Net increase in shares outstanding ......................        18,078        378,339
   Shares outstanding, beginning of period ...................       378,339             --
                                                                 -----------    -----------
   Shares outstanding, end of period .........................       396,417        378,339
                                                                 ===========    ===========

(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
======================================================================================================

                                                           SIX MONTHS
                                                              ENDED             YEAR          PERIOD
                                                           DECEMBER, 31         ENDED         ENDED
PER SHARE DATA FOR A SHARE                                    2006            JUNE, 30       JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:                        (UNAUDITED)          2006          2005(a)
----------------------------------                         ----------        ----------     ----------
  Net asset value at beginning of period ...............   $    12.44        $    10.37     $    10.00
                                                           ----------        ----------     ----------

  Income (loss) from investment operations:
    Net investment income (loss) .......................         0.00(b)          (0.04)         (0.11)
    Net realized and unrealized gains on investments ...         1.14              2.12           0.49
                                                           ----------        ----------     ----------
  Total from investment operations .....................         1.14              2.08           0.38
                                                           ----------        ----------     ----------

  Less distributions:
    Distributions from net realized
      gains from security transactions .................        (0.22)            (0.01)            --
    Distributions in excess of net realized gains
      from security transactions .......................           --                --          (0.01)
                                                           ----------        ----------     ----------
  Total distributions ..................................        (0.22)            (0.01)         (0.01)
                                                           ----------        ----------     ----------

  Proceeds from redemption fees collected (Note 2) .....         0.01              0.00(b)        0.00(b)
                                                           ----------        ----------     ----------

  Net asset value at end of period .....................   $    13.37        $    12.44     $    10.37
                                                           ==========        ==========     ==========

RATIOS AND SUPPLEMENTAL DATA:
  Total return (c) .....................................         9.22%(d)         20.04%          3.77%(d)
                                                           ==========        ==========     ==========

  Net assets at end of period (000's) ..................   $   58,252        $   22,478     $    8,101
                                                           ==========        ==========     ==========

  Ratio of gross expenses to average net assets ........         3.71%(g)          5.10%          6.82%(g)

  Ratio of net expenses to average net assets (e) ......         3.20%(g)          3.21%          3.26%(g)

  Ratio of net expenses to average net assets
    excluding dividend expense (e) (f) .................         2.49%(g)          2.49%          2.49%(g)

  Ratio of net investment income
    (loss) to average net assets (f) ...................         0.10%(g)         (0.69%)        (1.77%)(g)

   Portfolio turnover rate .............................          250%(d)           398%           368%(g)

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(f) Dividend expense totaled 0.71%(g), 0.72% and 0.77%(g) of average net assets for the periods ended December 31, 2006, June 30, 2006 and 2005, respectively.

(g)   Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS
======================================================================================

                                                           SIX MONTHS
                                                              ENDED           PERIOD
                                                           DECEMBER 31,        ENDED
PER SHARE DATA FOR A SHARE                                    2006            JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:                        (UNAUDITED)        2006(a)
----------------------------------                          ---------        ---------
   Net asset value at beginning of period ...............   $   10.39        $   10.00
                                                            ---------        ---------

   Income (loss) from investment operations:
     Net investment loss ................................       (0.01)           (0.01)
     Net realized and unrealized gains on investments ...        1.09             0.40
                                                            ---------        ---------
   Total from investment operations .....................        1.08             0.39
                                                            ---------        ---------

   Less distributions:
     Distributions from net realized gains
       from security transactions .......................       (0.00)(b)           --
                                                            ---------        ---------

   Proceeds from redemption fees collected (Note 2) .....        0.00(b)            --
                                                            ---------        ---------

   Net asset value at end of period .....................   $   11.47        $   10.39
                                                            =========        =========

RATIOS AND SUPPLEMENTAL DATA:
   Total return (c) .....................................       10.43%(d)         3.90%(d)
                                                            =========        =========

   Net assets at end of period (000's) ..................   $   4,549        $   3,932
                                                            =========        =========

   Ratio of gross expenses to average net assets ........        5.00%(f)         8.18%(f)

   Ratio of net expenses to average net assets (e) ......        1.75%(f)         1.72%(f)

   Ratio of net investment loss to average net assets ...       (0.22%)(f)       (0.69%)(f)

   Portfolio turnover rate ..............................         231%(d)          184%(f)

(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(f)   Annualized.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

    SHARES  COMMON STOCKS -- 77.4%                                    VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY -- 16.1%
    17,940  Ameristar Casinos, Inc. (b).........................  $     551,476
     3,526  Beasley Broadcast Group, Inc........................         33,744
    22,648  Benihana, Inc. (a) (b)..............................        695,294
    10,100  Bob Evans Farms, Inc................................        345,622
    12,028  Brown Shoe Co., Inc. (b)............................        574,217
    14,700  Forrester Research, Inc. (a) (b)....................        398,517
    56,800  Gemstar-TV Guide International, Inc. (a) (b)........        227,768
    21,300  Kimball International, Inc. - Class B (b)...........        517,590
    24,400  Knoll, Inc. (b).....................................        536,800
     6,742  LodgeNet Entertainment Corp. (a) ...................        168,752
    50,200  Luby's, Inc. (a) ...................................        546,678
    10,517  Monarch Casino & Resort, Inc. (a) (b)...............        251,146
    21,979  Movado Group, Inc...................................        637,391
    41,700  New York & Co., Inc. (a) (b)........................        545,436
    24,858  Pacific Sunwear of California, Inc. (a).............        486,720
     7,000  Pinnacle Entertainment, Inc. (a) (b)................        231,980
     3,129  PriceSmart, Inc. (a) ...............................         56,040
     5,700  RC2 Corp. (a).......................................        250,800
       419  Skyline Corp........................................         16,852
    36,500  Standard Motor Products, Inc. (b)...................        546,770
     3,800  Steven Madden Ltd. (a) .............................        133,342
    50,200  Sturm, Ruger & Co., Inc. (a) (b)....................        481,920
    24,400  Talbots, Inc. (The).................................        588,040
    41,000  ValueVision Media, Inc. (a).........................        538,740
                                                                  -------------
                                                                      9,361,635
                                                                  -------------
            CONSUMER STAPLES -- 3.5%
    11,500  Cal-Maine Foods, Inc. ..............................         98,670
    16,400  M&F Worldwide Corp. (a) (b).........................        414,264
    43,900  National Beverage Corp. (a).........................        615,917
    36,700  Prestige Brands Holdings, Inc. (a) (b)..............        477,834
    20,500  Spartan Stores, Inc. (b)............................        429,065
                                                                  -------------
                                                                      2,035,750
                                                                  -------------
            ENERGY -- 5.9%
    11,100  Basic Energy Services, Inc. (a) (b).................        273,615
     7,600  Chesapeake Utilities Corp. (b)......................        232,940
     8,300  Complete Production Services, Inc. (a) (b)..........        175,960
    11,500  Global Industries Ltd. (a) (b)......................        149,960
     4,100  North European Oil Royalty Trust (b)................        153,340
     5,400  Oceaneering International, Inc. (a) (b).............        214,380
    12,200  Ormat Technologies, Inc. (b)........................        449,204
    22,600  Penn Virginia Resource Partners, L.P. (b)...........        587,826
     7,200  St. Mary Land & Exploration Co. (b).................        265,248
     6,700  T-3 Energy Services, Inc. (a).......................        147,735
     3,700  Unit Corp. (a) (b)..................................        179,265
    19,000  W&T Offshore, Inc. (b)..............................        583,680
                                                                  -------------
                                                                      3,413,153
                                                                  -------------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================

    SHARES  COMMON STOCKS -- 77.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            FINANCIALS -- 6.3%
       500  American Land Lease, Inc. ..........................  $      13,255
     1,700  BRT Realty Trust....................................         47,005
     7,564  CNA Surety Corp. (a)................................        162,626
     3,000  Columbia Equity Trust, Inc..........................         57,330
     3,436  Darwin Professional Underwriters, Inc. (a) .........         80,574
    21,500  ECC Capital Corp....................................         25,585
     1,470  Firstbank Corp......................................         31,267
       400  First Citizens BancShares, Inc. - Class A...........         81,056
     5,684  First Security Group, Inc...........................         65,537
    97,100  Hooper Holmes, Inc. (a) (b).........................        321,401
    12,800  Investment Technology Group, Inc. (a) (b)...........        548,864
    12,200  Mission West Properties, Inc. (b)...................        159,820
     8,600  Morningstar, Inc. (a) (b)...........................        387,430
     2,000  Nicholas Financial, Inc. (a)........................         23,600
     1,300  NYMAGIC, Inc........................................         47,580
     4,500  One Liberty Properties, Inc.........................        113,085
    15,825  Opteum, Inc. .......................................        120,270
     3,500  Origen Financial, Inc...............................         23,975
    34,300  Resource Capital Corp. (b)..........................        581,385
    10,193  Taylor Capital Group, Inc. (b)......................        373,166
    14,513  Texas Capital Bancshares, Inc. (a) (b)..............        288,518
     1,900  UMH Properties, Inc.................................         29,203
    19,300  Winthrop Realty Trust...............................        132,205
                                                                  -------------
                                                                      3,714,737
                                                                  -------------
            HEALTH CARE -- 6.1%
     2,955  American Dental Partners, Inc. (a)..................         55,820
    48,700  American Oriental Bioengineering, Inc. (a) (b)......        568,329
    24,193  America Service Group, Inc. (a) ....................        386,362
    30,600  AMICAS, Inc. (a) ...................................         89,964
     2,200  Caraco Pharmaceutical Laboratories Ltd. (a) ........         30,800
    11,950  CorVel Corp. (a) (b)................................        568,462
    27,100  Dynavax Technologies Corp. (a) (b)..................        248,778
    10,100  E-Z-EM, Inc. (a)....................................        176,447
     5,800  Haemonetics Corp. (a) (b)...........................        261,116
     1,900  MWI Veterinary Supply, Inc. (a).....................         61,370
    38,400  Sun Healthcare Group, Inc. (a) (b)..................        484,992
       700  Tiens Biotech Group (USA), Inc. (a) ................          2,751
     4,000  U.S. Physical Therapy, Inc. (a).....................         49,000
     8,000  Varian, Inc. (a) (b)................................        358,320
     3,700  West Pharmaceutical Services, Inc. .................        189,551
                                                                  -------------
                                                                      3,532,062
                                                                  -------------
            INDUSTRIALS -- 16.9%
     6,500  ABM Industries, Inc. ...............................        147,615
     7,200  Alaska Air Group, Inc. (a) (b)......................        284,400
     3,800  Belden CDT, Inc.....................................        148,542
    26,300  Celadon Group, Inc. (a) (b).........................        440,525
    24,300  Covenant Transport, Inc. (a) (b)....................        277,020
     1,000  Ducommun, Inc. (a)..................................         22,880

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================

    SHARES  COMMON STOCKS -- 77.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
            INDUSTRIALS -- 16.9% (CONTINUED)
    16,300  Dycom Industries, Inc. (a)..........................  $     344,256
    15,100  Dynamex, Inc. (a)...................................        352,736
    40,500  DynCorp International, Inc. (a) (b).................        642,735
    23,600  First Consulting Group, Inc. (a) (b)................        324,736
    12,600  Gardner Denver, Inc. (a) (b)........................        470,106
    20,200  Goodman Global, Inc. (a) (b)........................        347,440
     8,250  Gorman-Rupp Co. (b).................................        305,002
    20,000  Horizon Lines, Inc. (b).............................        539,200
    25,800  Infrasource Services, Inc. (a) (b)..................        561,666
     2,700  Laidlaw International, Inc..........................         82,161
    43,700  On Assignment, Inc. (a) (b).........................        513,475
    14,400  Perini Corp. (a) (b)................................        443,232
    31,008  Quality Distribution, Inc. (a) (b)..................        413,027
    19,500  Reddy Ice Holdings, Inc. (b)........................        503,490
    13,700  Republic Airways Holdings, Inc. (a) (b).............        229,886
     7,200  Robbins & Myers, Inc. (b)...........................        330,624
    17,700  Sauer-Danfoss, Inc. (b).............................        570,825
    25,200  TeleTech Holdings, Inc. (a) (b).....................        601,776
    12,500  Viad Corp. (b)......................................        507,500
    15,200  Wabtec Corp. (b)....................................        461,776
                                                                  -------------
                                                                      9,866,631
                                                                  -------------
            INFORMATION TECHNOLOGY -- 13.0%
    97,000  3Com Corp. (a) (b)..................................        398,670
       996  Acxiom Corp. .......................................         25,547
    29,000  Aeroflex, Inc. (a) (b)..............................        339,880
    23,184  Ansoft Corp. (a) (b)................................        644,515
    15,900  Answerthink, Inc. (a) ..............................         48,972
    11,500  COMSYS IT Partners, Inc. (a) (b) ...................        232,415
   111,200  Credence Systems Corp. (a) (b)......................        578,240
   120,700  Entrust, Inc. (a) (b)...............................        515,389
    28,557  eSPEED, Inc. (a) (b)................................        249,303
    53,000  Extreme Networks, Inc. (a) (b)......................        222,070
    10,300  IHS, Inc. - Class A (a) (b).........................        406,644
    30,900  Interwoven, Inc. (a) (b)............................        453,303
    20,188  Liquidity Services, Inc. (a) (b)....................        347,435
     7,000  LoopNet, Inc. (a)...................................        104,860
    20,100  PC-TEL, Inc. (a)....................................        187,935
    54,867  SeaChange International, Inc. (a) ..................        560,741
    21,200  Silicon Image, Inc. (a).............................        269,664
     7,500  Silicon Laboratories, Inc. (a) (b) .................        259,875
    38,400  Spansion, Inc. - Class A (a) (b)....................        570,624
    22,700  SupportSoft, Inc. (a)...............................        124,396
    13,009  Syntel, Inc. (b)....................................        348,641
     4,600  Techwell, Inc. (a)..................................         73,876
    37,280  Vocus, Inc. (a) (b).................................        626,304
                                                                  -------------
                                                                      7,589,299
                                                                  -------------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================

    SHARES  COMMON STOCKS -- 77.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            MATERIALS -- 4.1%
     8,500  Foundation Coal Holdings, Inc. (b)..................  $     269,960
    20,100  Layne Christensen Co. (a)...........................        659,883
    26,700  Lydall, Inc. (a)....................................        288,627
    19,500  Mesabi Trust (b)....................................        540,345
    15,035  RBC Bearings, Inc. (a) (b)..........................        430,903
     2,100  Terra Nitrogen Company, L.P.........................         71,505
    13,300  Xerium Technologies, Inc. (b).......................        130,207
                                                                  -------------
                                                                      2,391,430
                                                                  -------------
            TELECOMMUNICATIONS SERVICES -- 4.3%
    16,604  Atlantic Tele-Network, Inc. (b).....................        486,497
    19,900  Consolidated Communications Holdings, Inc. (b)......        415,910
     3,000  D&E Communications, Inc. (b)........................         37,950
    12,534  Golden Telecom, Inc. (b)............................        587,093
    26,047  Syniverse Holdings, Inc. (a) (b)....................        390,444
    41,900  Windstream Corp.....................................        595,818
                                                                  -------------
                                                                      2,513,712
                                                                  -------------
            UTILITIES -- 1.2%
    11,537  Central Vermont Public Service Corp. (b)............        271,696
    20,479  Middlesex Water Co. (b).............................        383,572
     1,245  York Water Co. (The)................................         22,261
                                                                  -------------
                                                                        677,529
                                                                  -------------

            TOTAL COMMON STOCKS (Cost $42,258,815)..............  $  45,095,938
                                                                  -------------

================================================================================

    SHARES  CLOSED-END FUNDS -- 18.3%                                 VALUE
--------------------------------------------------------------------------------
    19,655  Adams Express Co. ..................................  $     272,615
     5,600  BlackRock Corporate High Yield Fund V, Inc. ........         75,040
     2,380  BlackRock Florida Insured Municipal Income Trust....         32,630
     4,200  BlackRock Florida Municipal 2020 Term Trust.........         58,170
    29,383  BlackRock High Income Shares........................         74,927
     3,345  BlackRock Insured Municipal Income Trust............         49,138
     8,675  BlackRock MuniEnhanced Fund, Inc. ..................         94,037
    13,700  BlackRock MuniHoldings California Insured Fund, Inc.        196,595
    28,176  BlackRock MuniHoldings Florida Insured Fund, Inc. ..        386,856
     4,500  BlackRock MuniHoldings Insured Fund, Inc. ..........         58,410
     2,200  BlackRock MuniHoldings Insured Fund II, Inc. .......         28,556
     1,702  BlackRock MuniHoldings New York Insured Fund, Inc. .         24,100
     7,495  BlackRock MuniYield California Fund, Inc. ..........        104,555
     3,400  BlackRock MuniYield California Insured Fund, Inc. ..         48,212
     1,020  BlackRock MuniYield Florida Fund, Inc...............         14,351
       700  BlackRock MuniYield Florida Insured Fund, Inc.......          9,667
    27,872  BlackRock MuniYield Insured Fund, Inc. .............        394,110
    10,300  BlackRock MuniYield New York Insured Fund, Inc. ....        140,904
    12,000  BlackRock MuniYield Quality Fund, Inc. .............        170,400
     9,500  BlackRock MuniYield Quality Fund II, Inc. ..........        120,080
       198  BlackRock Preferred Income Strategies Fund, Inc. ...          4,006
     2,900  Central Securities Corp.............................         77,285

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================

   SHARES   CLOSED-END FUNDS -- 18.3% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
    27,552  Cohen & Steers Select Utility Fund, Inc. ...........    $   674,473
    83,924  Dreyfus High Yield Strategies Fund..................        354,159
       140  DWS RREEF Real Estate Fund, Inc. ...................          3,529
    22,350  DWS RREEF Real Estate Fund II, Inc. ................        431,802
    32,830  Evergreen Managed Income Fund.......................        561,393
     6,000  First Trust Value Line 100 Fund.....................         87,840
    34,900  Flaherty & Crumrine/Claymore Preferred Securities
              Income Fund, Inc. ................................        747,209
       900  Flaherty & Crumrine Preferred Income Opportunity
              Fund, Inc. .......................................         11,124
     5,400  Gabelli Global Multimedia Trust, Inc................         66,258
     7,000  Insured Municipal Income Fund.......................         93,380
     6,100  Investment Grade Municipal Income Fund..............         83,814
     6,300  John Hancock Patriot Premium Dividend Fund I........         56,952
     2,700  John Hancock Patriot Premium Dividend Fund II.......         30,969
     6,786  John Hancock Patriot Select Dividend Trust..........         92,697
    13,600  LMP Capital and Income Fund, Inc....................        259,080
     4,800  MBIA Capital/Claymore Managed Duration
              Investment Grade Municipal Fund...................         61,920
     8,500  Mexico Fund, Inc. (The).............................        336,090
     3,910  MFS Charter Income Trust............................         33,470
    81,700  MFS Intermediate Income Trust.......................        501,638
    15,644  MFS Multimarket Income Trust........................         94,177
     6,121  Morgan Stanley Insured Municipal Income Trust.......         88,448
     7,647  Morgan Stanley Quality Municipal Investment.........        105,758
    13,700  Neuberger Berman Intermediate Municipal Fund, Inc...        188,649
     4,617  New Germany Fund, Inc...............................         66,808
       500  Nuveen Florida Investment Quality Municipal Fund....          6,905
       600  Nuveen Florida Quality Income Municipal Fund........          8,304
     2,600  Nuveen Insured Florida Premium Income
              Municipal Fund ...................................         38,064
     3,900  Nuveen Insured Municipal Opportunity Fund, Inc......         57,057
    13,791  Nuveen Insured Premium Income Municipal Fund .......        178,593
     1,000  Nuveen New York Select Quality Municipal Fund.......         14,430
     2,600  Nuveen Pennsylvania Investment Quality
              Municipal Fund....................................         35,308
     3,200  Nuveen Premier Municipal Income Fund, Inc. .........         44,320
     5,368  Nuveen Premium Income Municipal Fund 2..............         75,474
     3,100  Pioneer Tax Advantaged Balanced Fund................         43,400
     2,300  Putnam High Yield Municipal Trust...................         16,675
     9,514  Putnam Managed Municipal Income Trust...............         73,068
     8,191  Putnam Master Intermediate Income Trust.............         52,586
     3,235  Putnam Municipal Bond Fund..........................         40,146
       700  RMR Real Estate Fund................................         12,236
     2,600  Seligman Select Municipal Fund, Inc. ...............         26,338
     7,900  Taiwan Fund, Inc....................................        146,150
    16,032  Templeton Emerging Markets Income Fund..............        218,997
    33,000  Tri-Continental Corp................................        738,540
    17,300  Western Asset/Claymore US Treasury Inflation
              Protected Securities Fund ........................        197,566
    29,761  Western Asset/Claymore US Treasury Inflation
              Protected Securities Fund 2 ......................        344,335
    30,591  Western Asset Emerging Markets Debt Fund, Inc. .....        545,438
    23,800  Western Asset Emerging Markets Income
              Fund II, Inc. ....................................        306,306
                                                                  -------------
            TOTAL CLOSED-END FUNDS (Cost $10,683,099)...........  $  10,686,517
                                                                  -------------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================

    SHARES  MONEY MARKET SECURITIES - 10.7%                           VALUE
--------------------------------------------------------------------------------
 6,216,091  UMB Money Market Fiduciary Fund (Cost $6,216,091)...  $   6,216,091
                                                                  -------------

            TOTAL INVESTMENTS AT VALUE -- 106.4%
              (Cost $59,158,005) ...............................  $  61,998,546

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.4%).....     (3,746,125)
                                                                  -------------

            TOTAL NET ASSETS -- 100.0%..........................  $  58,252,421
                                                                  =============

(a)   Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

    SHARES  COMMON STOCKS -- 63.5%                                    VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY -- 22.7%
    15,800  American Greetings Corp. - Class A..................  $    377,146
    13,069  Artic Cat, Inc. ....................................       229,884
    12,500  A.S.V., Inc. (a)....................................       203,375
       900  Blockbuster, Inc. (a)...............................         4,761
    12,300  Blue Nile, Inc. (a).................................       453,747
    12,800  Bon-Ton Stores, Inc. (The)..........................       443,520
    14,700  Borders Group, Inc. ................................       328,545
     8,900  Build-A-Bear Workshop, Inc. (a).....................       249,378
    16,294  Carmike Cinemas, Inc................................       332,235
     7,800  Citi Trends, Inc. (a)...............................       309,192
    12,800  Coachman Industries, Inc. ..........................       140,800
    42,642  Cost Plus, Inc. (a).................................       439,213
    10,000  Cox Radio, Inc. (a).................................       163,000
     2,300  CRA International, Inc. (a).........................       120,520
        69  Crocs, Inc. (a).....................................         2,981
    31,900  Cumulus Media, Inc. (a).............................       331,441
     3,000  DSW, Inc. - Class A (a).............................       115,710
     4,300  Ethan Allen Interiors, Inc. ........................       155,273
    20,800  Furniture Brands International, Inc.................       337,584
     3,200  Gander Mountain Co. (a).............................        28,832
     1,100  Guitar Center, Inc. (a).............................        50,006
     6,200  Hancock Fabrics, Inc. (a)...........................        21,328
    22,200  Haverty Furniture Cos., Inc.........................       328,560
    20,057  Infocrossing, Inc. (a)..............................       326,929
     8,500  Jos. A Banks Clothiers, Inc. (a)....................       249,475
    14,300  Kellwood Co.........................................       465,036
    15,432  Lakes Entertainment, Inc. (a).......................       166,511
     4,500  Landry's Restaurants, Inc. .........................       135,405
    38,700  La-Z-Boy, Inc.......................................       459,369
     1,900  MarineMax, Inc. (a).................................        49,267
     5,600  Marvel Entertainment, Inc. (a)......................       150,696
    27,122  Monaco Coach Corp...................................       384,048
     5,000  Movie Gallery, Inc. (a).............................        17,600
    29,300  Multimedia Games, Inc. (a)..........................       281,280
    25,093  Navarre Corp. (a)...................................        99,870
     5,700  NuCo2, Inc. (a).....................................       140,163
    32,100  Overstock.com, Inc. (a).............................       507,180
     3,700  Papa John's International, Inc. (a).................       107,337
     2,500  Polaris Industries, Inc. ...........................       117,075
     7,474  Pre-Paid Legal Services, Inc........................       292,458
    13,100  Progressive Gaming International Corp. (a)..........       118,817
    23,000  Quicksilver, Inc. (a)...............................       362,250
    34,300  Restoration Hardware, Inc. (a)......................       291,893
    23,100  Retail Ventures, Inc. (a)...........................       439,824
     7,500  Salton, Inc. (a)....................................        16,875
     4,200  Scholastic Corp. (a)................................       150,528

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================

    SHARES  COMMON STOCKS -- 63.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY -- 22.7% (CONTINUED)
     6,700  Select Comfort Corp. (a)............................  $     116,513
    11,781  Sharper Image Corp. (a).............................        108,974
    36,600  Six Flags, Inc. (a).................................        191,784
    15,100  Superior Industries International, Inc..............        290,977
     6,600  Tempur-Pedic International, Inc. (a)................        135,036
    18,111  True Religion Apparel, Inc. (a).....................        277,279
    27,263  Universal Display Corp. (a).........................        409,218
    19,841  Valence Technology, Inc. (a)........................         32,738
     3,700  Vertrue, Inc. (a)...................................        142,117
    11,000  West Marine, Inc. (a)...............................        189,970
    13,900  Winnebago Industries, Inc...........................        457,449
    21,700  World Wrestling Entertainment, Inc..................        353,710
                                                                  -------------
                                                                     13,202,682
                                                                  -------------
            CONSUMER STAPLES -- 3.5%
    35,800  American Italian Pasta Co. - Class A (a) ...........        318,620
    16,398  Conn's, Inc. (a)....................................        381,581
    23,200  Krispy Kreme Doughnuts, Inc. (a)....................        257,520
     6,000  Mobile Mini, Inc. (a)...............................        161,640
     9,379  Nash Finch Co.......................................        256,047
    13,403  Parlux Fragrances, Inc. (a).........................         74,655
     1,800  Peet's Coffee & Tea, Inc. (a).......................         47,232
     3,200  Tootsie Roll Industries, Inc........................        104,640
    12,800  United Natural Foods, Inc. (a)......................        459,776
                                                                  -------------
                                                                      2,061,711
                                                                  -------------
            ENERGY -- 1.6%
    20,800  Evergreen Energy, Inc. (a)..........................        205,712
     6,159  Mariner Energy, Inc. (a)............................        120,716
    14,200  McMoRan Exploration Co. (a).........................        201,924
    10,000  Pacific Ethanol, Inc. (a)...........................        153,900
    17,217  SulphCo, Inc. (a)...................................         81,264
    15,158  Tri-Valley Corp. (a)................................        143,849
                                                                  -------------
                                                                        907,365
                                                                  -------------
            FINANCIALS -- 6.0%
     8,400  American Equity Investment Life Holding Co..........        109,452
     4,300  American Home Mortgage Investment Corp. ............        151,016
     5,600  ASTA Funding, Inc. .................................        170,464
     5,700  Citizens Banking Corp. .............................        151,050
     2,300  Corus Bankshares, Inc...............................         53,061
     1,600  Downey Financial Corp...............................        116,128
     5,834  Federal Agricultural Mortgage Corp. - Class C.......        158,276
     3,248  First BanCorp.......................................         30,953
     5,300  FirstFed Financial Corp. (a)........................        354,941
     3,300  Flagstar Bancorp, Inc...............................         48,972
       316  Gladstone Capital Corp..............................          7,540
     1,900  Heartland Payment Systems, Inc. ....................         53,675
    42,278  HouseValues, Inc. (a)...............................        238,025

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================

    SHARES  COMMON STOCKS -- 63.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            FINANCIALS -- 6.0% (CONTINUED)
       400  Irwin Financial Corp. ..............................  $       9,052
    25,000  LaBranche & Co., Inc. (a)...........................        245,750
     2,300  Lexington Corporate Properties Trust................         51,589
     1,100  MortgageIT Holdings, Inc. ..........................         16,225
     7,600  Novastar Financial, Inc. ...........................        202,540
     2,000  NYSE Group, Inc. (a)................................        194,400
     7,300  Odyssey Re Holdings Corp. ..........................        272,290
     7,400  Portfolio Recovery Associates, Inc. (a).............        345,506
     4,984  Tarragon Corp. .....................................         60,655
     7,100  Westamerica Bancorp. ...............................        359,473
    11,500  ZipRealty, Inc. (a).................................         86,135
                                                                  -------------
                                                                      3,487,168
                                                                  -------------
            HEALTH CARE -- 10.9%
     4,700  Affymetrix, Inc. (a)................................        108,382
     1,400  Aksys Ltd. (a)......................................            182
    10,336  Amedisys, Inc. (a)..................................        339,744
     5,300  ArthroCare Corp. (a)................................        211,576
    16,329  AtheroGenics, Inc. (a)..............................        161,820
    22,100  AVANIR Pharmaceuticals - Class A (a)................         51,051
     2,000  Biolase Technology, Inc. (a)........................         17,500
    10,000  Cell Therapeutics, Inc. (a).........................         17,500
    21,200  Cepheid, Inc. (a)...................................        180,200
    12,586  Coley Pharmaceutical Group, Inc. (a)................        121,958
    14,000  CV Therapeutics, Inc. (a)...........................        195,440
    14,700  DexCom, Inc. (a)....................................        144,942
    26,200  Enzo Biochem, Inc. (a)..............................        373,874
    43,000  Genitope Corp. (a)..................................        151,360
     3,000  Greatbatch, Inc. (a)................................         80,760
    37,727  Hythiam, Inc. (a)...................................        348,598
     7,800  ICU Medical, Inc. (a)...............................        317,304
    16,084  Introgen Therapeutics, Inc. (a).....................         70,770
     6,600  Kensey Nash Corp. (a)...............................        209,880
     4,200  LIFE TIME FITNESS, Inc. (a).........................        203,742
    18,824  Mankind Corp. (a)...................................        310,408
    16,800  Momenta Pharmaceutical, Inc. (a)....................        264,264
     3,100  Nastech Pharmaceutical Co., Inc. (a)................         46,903
    14,400  Nautilus, Inc. .....................................        201,600
    10,000  New River Pharmaceuticals, Inc. (a).................        547,100
     2,900  Pain Therapeutics, Inc. (a).........................         25,810
    24,700  Pharmanet Development Group, Inc. (a)...............        545,129
     6,400  Providence Service Corp. (a)........................        160,832
    14,300  Salix Pharmaceuticals Ltd. (a)......................        174,031
    23,200  Santarus, Inc. (a)..................................        181,656
    10,300  Sciele Pharma, Inc. (a).............................        247,200
    17,375  Stereotaxis, Inc. (a)...............................        179,310
     4,700  SurModics, Inc. (a).................................        146,264
                                                                  -------------
                                                                      6,337,090
                                                                  -------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================

    SHARES  COMMON STOCKS -- 63.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            INDUSTRIALS -- 7.2%
     6,100  American Woodmark Corp..............................  $     255,285
    16,400  Basin Water, Inc. (a)...............................        111,028
    10,991  Brookfield Homes Corp. .............................        412,712
     4,000  Curtiss-Wright Corp. ...............................        148,320
    11,168  Escala Group, Inc. (a)..............................         85,882
    57,100  Fleetwood Enterprises, Inc. (a).....................        451,661
       719  HEICO Corp..........................................         27,919
    11,400  Herley Industries, Inc. (a).........................        185,706
    23,000  Innovative Solutions and Support, Inc. (a)..........        391,690
     7,900  Insituform Technologies, Inc. (a)...................        204,294
    12,900  Lamson & Sessions Co. (The) (a).....................        312,954
    14,000  Levitt Corp.........................................        171,360
    10,200  Lindsay Corp. ......................................        333,030
     3,900  Marchex, Inc. - Class B (a).........................         52,182
     2,800  Mine Safety Appliances Co. .........................        102,620
     7,200  Simpson Manufacturing Co., Inc......................        227,880
     6,200  Tecumseh Products Co. - Class A (a).................        104,780
    17,752  TurboChef Technologies, Inc. (a)....................        302,139
    10,600  Ultratech, Inc. (a).................................        132,288
     7,600  WCI Communities, Inc. (a)...........................        145,768
     2,200  Williams Scotsman International, Inc. (a)...........         43,164
                                                                  -------------
                                                                      4,202,662
                                                                  -------------
            INFORMATION TECHNOLOGY -- 6.8%
    22,766  3D Systems Corp. (a)................................        363,345
    44,425  Access Integrated Technologies, Inc. (a)............        387,386
    22,947  American Superconductor Corp. (a)...................        225,110
    46,267  Audible, Inc. (a)...................................        366,897
    12,100  Concur Technologies, Inc. (a).......................        194,084
    26,400  Convera Corp. (a)...................................        121,176
    21,600  eCollege.com (a)....................................        338,040
    35,178  eResearch Technology, Inc. (a)......................        236,748
    16,241  FalconStor Software, Inc. (a).......................        140,485
    22,500  Ionatron, Inc. (a)..................................         92,250
    21,424  Maxwell Technologies, Inc. (a)......................        298,865
    11,700  Midway Games, Inc. (a)..............................         81,666
     9,900  ParkerVision, Inc. (a)..............................        110,385
    11,400  Sonic Solutions (a).................................        185,820
     9,204  Stratasys, Inc. (a).................................        289,098
     6,700  Take-Two Interactive Software, Inc. (a).............        118,992
       200  Terremark Worldwide, Inc. (a).......................          1,344
    14,800  Volterra Semiconductor Corp. (a)....................        222,000
     4,954  WebMD Health Corp. (a)..............................        198,259
                                                                  -------------
                                                                      3,971,950
                                                                  -------------
            MATERIALS -- 3.1%
     9,300  Beacon Roofing Supply, Inc. (a).....................        175,026
     9,500  Bowater, Inc........................................        213,750
    38,900  Calgon Carbon Corp. (a).............................        241,180

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================

    SHARES  COMMON STOCKS -- 63.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            MATERIALS -- 3.1% (CONTINUED)
     5,805  Charles & Covard Ltd................................  $      46,440
     5,300  GenTek, Inc. (a)....................................        183,327
     7,038  Medis Technologies Ltd. (a).........................        122,672
    10,400  Ryerson, Inc. ......................................        260,936
    12,400  Trex Co., Inc. (a)..................................        283,836
    14,000  Zoltek Cos., Inc. (a)...............................        275,380
                                                                  -------------
                                                                      1,802,547
                                                                  -------------
            TELECOMMUNICATIONS SERVICES -- 1.0%
     5,000  FiberTower Corp. (a) ...............................         29,400
     9,600  I.D. Systems, Inc. (a) .............................        180,672
    42,013  Source Interlink Cos., Inc. (a) ....................        342,826
     6,600  Telkonet, Inc. (a) .................................         17,622
                                                                  -------------
                                                                        570,520
                                                                  -------------
            UTILITIES -- 0.7%
     5,000  Nicor, Inc. ........................................        234,000
     6,900  Piedmont Natural Gas Co., Inc.......................        184,575
                                                                  -------------
                                                                        418,575
                                                                  -------------

            TOTAL SECURITIES SOLD SHORT -- 63.5%
              (Proceeds $36,667,080)............................  $  36,962,270
                                                                  =============

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

    SHARES  COMMON STOCKS -- 99.6%                                    VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY -- 15.7%
     2,000  Ameristar Casinos, Inc. ............................  $      61,480
     1,800  Benihana, Inc. (a) .................................         55,260
     1,000  Brown Shoe Co., Inc.................................         47,740
     1,600  Forrester Research, Inc. (a) .......................         43,376
     2,100  Kimball International, Inc. - Class B...............         51,030
     2,500  Knoll, Inc. ........................................         55,000
     4,700  Luby's, Inc. (a) ...................................         51,183
     1,800  Movado Group, Inc...................................         52,200
     4,600  New York & Co., Inc. (a) ...........................         60,168
       900  RC2 Corp. (a) ......................................         39,600
       186  Skyline Corp. ......................................          7,481
     4,000  Standard Motor Products, Inc. ......................         59,920
     6,500  Sturm, Ruger & Co., Inc. (a) .......................         62,400
     2,700  Talbots, Inc. (The).................................         65,070
                                                                  -------------
                                                                        711,908
                                                                  -------------
            CONSUMER STAPLES -- 3.6%
     2,200  M&F Worldwide Corp. (a).............................         55,572
     4,400  Prestige Brands Holdings, Inc. (a) .................         57,288
     2,500  Spartan Stores, Inc. ...............................         52,325
                                                                  -------------
                                                                        165,185
                                                                  -------------
            ENERGY -- 6.9%
     1,400  Alon USA Energy, Inc................................         36,834
     1,100  Chesapeake Utilities Corp...........................         33,715
     1,400  North European Oil Royalty Trust....................         52,360
     1,400  Ormat Technologies, Inc.............................         51,548
     1,700  Penn Virginia Resource Partners, L.P................         44,217
     1,200  St. Mary Land & Exploration Co......................         44,208
     1,600  W&T Offshore, Inc...................................         49,152
                                                                  -------------
                                                                        312,034
                                                                  -------------
            FINANCIALS -- 15.9%
       900  American Land Lease, Inc. ..........................         23,859
       600  BRT Realty Trust....................................         16,590
     2,500  CNA Surety Corp. (a)................................         53,750
     1,300  Cohen & Steers, Inc.................................         52,221
     2,000  Crystal River Capital, Inc. ........................         51,060
     2,200  Darwin Professional Underwriters, Inc. (a) .........         51,590
    29,000  ECC Capital Corp. ..................................         34,510
       400  First Security Group, Inc...........................          4,612
     6,700  Hooper Holmes, Inc. (a).............................         22,177
       300  IntercontinentalExchange, Inc. (a)..................         32,370
     1,300  Investment Technology Group, Inc. (a)...............         55,744
       700  Kilroy Realty Corp. ................................         54,600
     5,100  Mission West Properties, Inc........................         66,810
       600  One Liberty Properties, Inc.........................         15,078
     3,200  Opteum, Inc. .......................................         24,320
     3,200  Resource Capital Corp. .............................         54,240

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================

   SHARES   COMMON STOCKS -- 99.6% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            FINANCIALS -- 15.9% (CONTINUED)
     1,400  Taylor Capital Group, Inc...........................  $      51,254
     2,500  Texas Capital Bancshares, Inc. (a)..................         49,700
       700  UMH Properties, Inc.................................         10,759
                                                                  -------------
                                                                        725,244
                                                                  -------------
            HEALTH CARE -- 7.6%
     4,900  American Oriental Bioengineering, Inc. (a) .........         57,183
     2,300  America Service Group, Inc. (a) ....................         36,731
     1,050  CorVel Corp. (a) ...................................         49,948
     6,700  Dynavax Technologies Corp. (a)  ....................         61,506
     1,600  E-Z-EM, Inc. (a) ...................................         27,952
     1,500  MWI Veterinary Supply, Inc. (a).....................         48,450
     5,000  Sun Healthcare Group, Inc. (a)......................         63,150
                                                                  -------------
                                                                        344,920
                                                                  -------------
            INDUSTRIALS -- 20.1%
     2,600  Celadon Group, Inc. (a).............................         43,550
     3,500  DynCorp International, Inc. (a).....................         55,545
     4,400  First Consulting Group, Inc. (a)....................         60,544
     1,700  Gardner Denver, Inc. (a)............................         63,427
     3,100  Goodman Global, Inc. (a)............................         53,320
     1,625  Gorman-Rupp Co. (The)...............................         60,076
     1,800  Horizon Lines, Inc..................................         48,528
     2,900  Infrasource Services, Inc. (a)......................         63,133
     4,500  On Assignment, Inc. (a).............................         52,875
     1,800  Perini Corp. (a)....................................         55,404
     3,900  Quality Distribution, Inc. (a)......................         51,948
     1,900  Reddy Ice Holdings, Inc. ...........................         49,058
       800  Robbins & Myers, Inc................................         36,736
     1,500  Sauer-Danfoss, Inc..................................         48,375
     2,100  TeleTech Holdings, Inc. (a).........................         50,148
     1,600  Viad Corp...........................................         64,960
     1,900  Wabtec Corp.........................................         57,722
                                                                  -------------
                                                                        915,349
                                                                  -------------
            INFORMATION TECHNOLOGY -- 14.6%
    13,900  3Com Corp. (a) .....................................         57,129
     4,200  Aeroflex, Inc. (a)..................................         49,224
     2,000  Ansoft Corp. (a) ...................................         55,600
    12,400  Entrust, Inc. (a)...................................         52,948
     5,500  eSPEED, Inc. (a)....................................         48,015
    11,000  Extreme Networks, Inc. (a)..........................         46,090
     3,900  Interwoven, Inc. (a) ...............................         57,213
     4,688  SeaChange International, Inc. (a) ..................         47,911
     3,000  Silicon Image, Inc. (a) ............................         38,160
     1,600  Silicon Laboratories, Inc. (a) .....................         55,440
     4,000  Spansion, Inc. - Class A (a) .......................         59,440
     1,800  Syntel, Inc.........................................         48,240
     3,000  Vocus, Inc.. (a) ...................................         50,400
                                                                  -------------
                                                                        665,810
                                                                  -------------

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================

    SHARES  COMMON STOCKS -- 99.6% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
            MATERIALS -- 7.7%
     1,700  Arch Chemicals, Inc. ...............................  $      56,627
       900  Foundation Coal Holdings, Inc.......................         28,584
     4,700  Lydall, Inc. (a)....................................         50,807
     1,500  MacDermid, Inc......................................         51,150
     2,053  Mesabi Trust........................................         56,889
     1,600  Terra Nitrogen Co., L.P.............................         54,480
     1,700  Titanium Metals Corp. (a)...........................         50,167
                                                                  -------------
                                                                        348,704
                                                                  -------------

            TELECOMMUNICATIONS SERVICES -- 5.9%
     1,700  Atlantic Tele-Network, Inc..........................         49,810
     2,600  Consolidated Communications Holdings, Inc...........         54,340
     1,300  Golden Telecom, Inc.................................         60,892
     3,142  Syniverse Holdings, Inc. (a)........................         47,099
     4,000  Windstream Corp.....................................         56,880
                                                                  -------------
                                                                        269,021
                                                                  -------------

            UTILITIES -- 1.6%
     1,500  Central Vermont Public Service Corp. ...............         35,325
     1,900  Middlesex Water Co. ................................         35,587
                                                                  -------------
                                                                         70,912
                                                                  -------------

            TOTAL INVESTMENTS AT VALUE -- 99.6%
              (Cost $4,826,422) ................................  $   4,529,087

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%.......         19,601
                                                                  -------------

            TOTAL NET ASSETS -- 100.0%..........................  $   4,548,688
                                                                  =============

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

1.    ORGANIZATION

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a "Fund", and collectively, the "Funds") are each a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust's organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004, 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. For this purpose, the term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the S&P 500 Index, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

The TFS Small Cap Fund seeks to produce long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000(R) Index.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities are valued as of the close of the regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. During the periods ended December 31, 2006 and June 30, 2006, proceeds from redemption fees totaled $31,446 and $3,471, respectively, for the TFS Market Neutral Fund and $599 and $0, respectively, for the TFS Small Cap Fund.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific
identification   basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid by each of the Funds during the periods ended December 31, 2006 and June 30, 2006 were as follows:

                                                       Long-Term
                               Period      Ordinary      Capital        Total
                                Ended       Income        Gains    Distributions
                             ----------   ----------   ----------  -------------
TFS Market Neutral Fund      12/31/2006   $  362,501   $  515,198   $  877,699
                              6/30/2006   $       --   $    5,568   $    5,568

TFS Market Small Cap Fund    12/31/2006   $    1,268   $       --   $    1,268
                              6/30/2006   $       --   $       --   $       --

Short positions - The TFS Market Neutral Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses - Common expenses of the Trust are allocated among the Funds of the Trust based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of December 31, 2006:

                                                                   TFS MARKET       TFS SMALL
                                                                  NEUTRAL FUND      CAP FUND
-----------------------------------------------------------------------------------------------
Tax cost of portfolio investments and securities sold short ...   $ 22,732,962    $  4,287,684
                                                                  ============    ============
Gross unrealized appreciation .................................   $  5,619,108    $    356,217
Gross unrealized depreciation .................................     (3,315,794)       (114,814)
                                                                  ------------    ------------
Net unrealized appreciation ...................................      2,303,314         241,403
Accumulated undistributed ordinary income .....................      2,929,693         252,369
Accumulated undistributed long-term gains .....................         79,655              --
                                                                  ------------    ------------
Accumulated earnings ..........................................   $  5,312,662    $    493,772
                                                                  ============    ============
-----------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio of investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

3.    INVESTMENT TRANSACTIONS

During the six months ended December 31, 2006, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $122,075,981 and $93,627,742, respectively, for the TFS Market Neutral Fund and $10,101,039 and $9,780,473, respectively, for the TFS Small Cap Fund.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. The TFS Small Cap Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets, which may be increased or decreased by 1.25% if the Fund outperforms or underperforms its benchmark by at least 2.50%. For the first twelve months of operations, the Adviser will receive the full base fee of 1.25% for the TFS Small Cap Fund. The term "benchmark," when used for the TFS Small Cap Fund's investment advisory fee discussion, means the performance of the Russell 2000 Index plus 2.50%.

The Adviser has contractually agreed to waive its advisory fees and to absorb each Fund's operating expenses (for the life of the Funds) to the extent necessary to limit each Fund's aggregate annual ordinary operating expenses to 2.50% of the TFS Market Neutral Fund's average daily net assets and 1.75% of the TFS Small Cap Fund's average daily net assets. For the TFS Small Cap Fund, the expense cap is calculated prior to a performance fee adjustment. Therefore, it is possible that the TFS Small Cap Fund's expense ratio could exceed the 1.75% cap. As a result of this agreement, during the six months ended December 31, 2006, the Adviser waived investment advisory fees of $90,797 with respect to the TFS Market Neutral Fund and waived all of its investment advisory fees of $26,064 and reimbursed $41,820 of other operating expenses with respect to the TFS Small Cap Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Advisory fee waivers and expenses absorbed by the Adviser are subject to repayment by the respective Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause the ordinary operating expenses to exceed the 2.50% and the 1.75% expense cap, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. As of December 31, 2006, the Adviser may in the future recoup fees waived and expenses reimbursed totaling $486,679 and $107,696, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

                                June 30,     June 30,     June 30,
                                 2010         2009         2008
                              ----------   ----------   ----------
TFS Market Neutral Fund       $   90,797   $  220,474   $  175,408
TFS Small Cap Fund            $   67,884   $   39,812   $       --

The President of the Trust is also a Principal of the Adviser. Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Adviser. The Funds reimburse the Adviser $18,000 annually for the services provided by the Chief Compliance Officer to the Trust.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. For the six months ended December 31, 2006, the TFS Market Neutral Fund and the TFS Small Cap Fund paid Ultimus $26,812 and $12,000, respectively, for administration fees. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million from each Fund. For the six months ended December 31, 2006, the TFS Market Neutral Fund and the TFS Small Cap Fund paid Ultimus $16,794 and $15,170, respectively, for accounting services fees. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a monthly fee at an annual rate of $24 per shareholder account, subject to a $1,500 minimum monthly fee. For the six months ended December 31, 2006, the TFS Market Neutral Fund and the TFS Small Cap Fund paid Ultimus $9,174 and $9,000, respectively, for transfer agent fees. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to each Fund and serves as the principal underwriter to each Fund. The Distributor is a wholly owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, each Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

TFS MARKET NEUTRAL FUND

-----------------------------------------------------------------------------------
                                     Beginning         Ending
                                   Account Value    Account Value     Expenses Paid
                                   July 1, 2006     Dec. 31, 2006    During Period*
-----------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00        $ 1,092.20         $  16.88
-----------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                $ 1,000.00        $ 1,009.07         $  16.20
-----------------------------------------------------------------------------------

TFS SMALL CAP FUND

-----------------------------------------------------------------------------------
                                     Beginning         Ending
                                   Account Value    Account Value     Expenses Paid
                                   July 1, 2006     Dec. 31, 2006    During Period*
-----------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00        $ 1,104.30         $   9.28
-----------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                $ 1,000.00        $ 1,016.38         $   8.89
-----------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 3.20% and 1.75%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the applicable period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC's website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust
             ----------------------------------------------------------





By (Signature and Title)*  /s/ Larry S, Eiben
                           --------------------------------------------
                           Larry S. Eiben, President


Date          February 27, 2007
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Larry S. Eiben
                           --------------------------------------------
                           Larry S. Eiben, President


Date          February 27, 2007
      ------------------------------------------



By (Signature and Title)*  /s/ Mark J. Seger
                           --------------------------------------------
                           Mark J. Seger, Treasurer


Date          February 27, 2007
      ------------------------------------------




* Print the name and title of each signing officer under his or her signature.